Provision for contingencies and judicial deposits - Description of contingencies (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Provision for contingencies and judicial deposits
Provision for contingencies	R$ 607	R$ 181
Labor contingencies
Provision for contingencies and judicial deposits
Provision for contingencies	R$ 1,000	R$ 1,517